Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Southland Holdings Llc [Member]
Revenue	$ 1,279,186,000	$ 1,057,936,000	$ 1,047,676,000
Cost of construction	1,164,998,000	964,536,000	967,172,000
Gross profit	114,188,000	93,400,000	80,504,000
Selling, general, and administrative expenses	58,136,000	49,653,000	45,180,000
Loss from operations	56,052,000	43,747,000	35,324,000
Gain on investments, net	(898,000)	(2,068,000)	(4,500,000)
Other income, net	(2,780,000)	(1,839,000)	(2,005,000)
Interest expense	7,255,000	8,096,000	9,127,000
Earnings before income taxes	52,475,000	39,558,000	32,702,000
Income tax expense	10,945,000	9,406,000	2,278,000
Net loss	41,530,000	30,152,000	30,424,000
Net income (loss) attributable to noncontrolling interests	2,810,000	(3,516,000)	(22,000)
Net income attributable to Southland Holdings	$ 38,720,000	$ 33,668,000	$ 30,446,000